SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 73.6%

Communication Services – 5.5%
Activision Blizzard Inc	1,536	$84
Alphabet Inc, Cl A *	2,116	2,759
Alphabet Inc, Cl C *	600	783
AT&T Inc	71,309	2,666
Cable One	103	158
CBS Corp, Cl B	1,031	42
Charter Communications Inc, Cl A *	128	60
Cogent Communications Holdings	1,500	94
Comcast Corp, Cl A	14,311	632
Electronic Arts Inc *	1,255	127
Facebook Inc, Cl A *	17,454	3,519
Fox	2,882	102
Interpublic Group of Cos Inc/The	2,450	55
John Wiley & Sons Inc, Cl A	1,163	55
Live Nation Entertainment Inc *	794	55
Madison Square Garden Co/The *	191	54
Netflix Inc *	202	64
Omnicom Group Inc	21,567	1,714
Pinterest, Cl A *	11,441	223
Spotify Technology *	360	51
Sprint Corp *	8,319	49
Take-Two Interactive Software Inc *	734	89
T-Mobile US Inc *	4,020	316
Verizon Communications Inc	18,942	1,141
Viacom Inc, Cl B	1,657	40
Walt Disney Co/The	6,703	1,016

		15,948

Consumer Discretionary – 9.6%
Aaron’s	736	43
Amazon.com Inc *	2,495	4,493
Best Buy Co Inc	1,325	107
Bloomin’ Brands Inc	12,279	295
Booking Holdings Inc *	27	51
BorgWarner Inc	537	23
Carnival Corp	25,197	1,136
Cheesecake Factory Inc/The	4,938	215
Columbia Sportswear	602	56
Cooper Tire & Rubber Co	4,116	119
Core-Mark Holding	1,662	45
Darden Restaurants Inc	434	51
Dave & Buster’s Entertainment	3,494	140
Delphi Automotive PLC	7,667	720
Dollar General Corp	16,785	2,641
Dollar Tree Inc *	4,305	394
Domino’s Pizza Inc	494	145
DR Horton Inc	1,823	101
Dunkin’ Brands Group Inc	777	59
eBay Inc	12,262	436
Ford Motor Co	6,427	58
frontdoor Inc *	1,095	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gap Inc/The	2,620	$44
Garmin Ltd	814	80
General Motors Co	41,921	1,509
Goodyear Tire & Rubber Co/The	3,742	60
Hanesbrands Inc	1,600	24
Hasbro Inc	526	53
Hilton Worldwide Holdings Inc	1,519	160
Home Depot Inc/The	6,629	1,462
Hyatt Hotels Corp, Cl A	774	63
International Game Technology	3,712	55
Kohl’s Corp	839	39
L Brands Inc	1,140	22
Las Vegas Sands Corp	958	60
Lear Corp	411	49
Lowe’s Cos Inc	21,948	2,575
Macy’s Inc	1,472	23
Magna International Inc	16,863	928
Marriott International Inc/MD, Cl A	679	95
McDonald’s Corp	4,615	898
Modine Manufacturing Co *	56,146	417
Mohawk Industries Inc *	4,755	663
Monro Inc	1,767	130
NIKE Inc, Cl B	7,680	718
Nordstrom Inc	1,516	58
Norwegian Cruise Line Holdings Ltd *	1,053	56
O’Reilly Automotive Inc *	141	62
Polaris	549	54
Pool	677	140
PulteGroup Inc	18,091	717
Ross Stores Inc	20,089	2,333
Royal Caribbean Cruises Ltd	2,466	296
Service International	2,493	110
Skechers U.S.A. Inc, Cl A *	1,473	59
Starbucks Corp	5,909	505
Target	585	73
Tesla Inc *	364	120
TJX Cos Inc/The	6,986	427
Tractor Supply Co	1,428	135
Ulta Beauty Inc *	235	55
Urban Outfitters Inc *	12,368	317
Vail Resorts Inc	574	139
VF Corp	1,652	146
Wendy’s	2,626	56
Williams-Sonoma Inc	1,003	70
Wyndham Destinations Inc	1,185	57
Wyndham Hotels & Resorts Inc	1,484	86
Yum China Holdings Inc	3,981	177
Yum! Brands Inc	560	56

		27,809

Consumer Staples – 6.3%
Altria Group Inc	30,349	1,508

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Andersons Inc/The	2,352	$54
Archer-Daniels-Midland Co	1,290	55
Brown-Forman Corp, Cl B	1,103	75
Bunge Ltd	963	52
Calavo Growers	959	86
Campbell Soup Co	3,192	149
Casey’s General Stores	635	110
Clorox Co/The	1,567	232
Coca-Cola Co/The	17,527	936
Colgate-Palmolive Co	7,862	533
Conagra Brands Inc	45,979	1,328
Constellation Brands Inc, Cl A	832	155
Costco Wholesale Corp	1,758	527
Flowers Foods Inc	2,694	58
General Mills Inc	1,001	53
Hain Celestial Group Inc/The *	2,713	67
Hershey Co/The	1,957	290
Hormel Foods Corp	1,199	53
Ingredion Inc	1,504	125
J&J Snack Foods	721	133
JM Smucker Co/The	16,042	1,686
Kellogg Co	3,231	210
Keurig Dr Pepper Inc	2,773	86
Kimberly-Clark Corp	3,984	543
Kraft Heinz Co/The	1,549	47
Kroger	49,970	1,366
McCormick & Co Inc/MD	941	159
Molson Coors Brewing Co, Cl B	16,232	819
Mondelez International Inc, Cl A	3,900	205
Monster Beverage Corp *	884	53
PepsiCo Inc	7,764	1,055
Philip Morris International Inc	24,389	2,023
Pilgrim’s Pride Corp *	5,978	188
Sprouts Farmers Market Inc *	6,447	128
Sysco Corp	3,544	286
Tyson Foods Inc, Cl A	10,827	973
Unilever	24,134	1,437
US Foods Holding Corp *	1,326	53
Walgreens Boots Alliance Inc	3,089	184

		18,080

Energy – 3.1%
Antero Resources *	14,903	30
Apache Corp	1,840	41
Baker Hughes a GE Co, Cl A	1,514	34
Cabot Oil & Gas	4,475	71
Chevron Corp	22,912	2,684
ConocoPhillips	14,292	857
Core Laboratories NV	10,095	442
Delek US Holdings	4,277	147
Devon Energy Corp	1,691	37
EOG Resources Inc	556	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equities	4,686	$41
Exxon Mobil Corp	12,948	882
Gulfport Energy Corp *	22,131	52
Halliburton Co	14,852	312
Helmerich & Payne Inc	1,311	52
Hess Corp	853	53
Kinder Morgan Inc/DE	20,643	405
Kosmos Energy	8,047	48
Marathon Petroleum Corp	850	51
National Oilwell Varco	2,348	53
Occidental Petroleum Corp	25,209	972
ONEOK Inc	921	65
Phillips 66	555	64
Phillips 66 Partners (A)	994	55
Range Resources Corp	5,600	20
Schlumberger Ltd	42,281	1,531

		9,038

Financials – 10.7%
Affiliated Managers Group	631	54
Aflac Inc	43,630	2,393
AGNC Investment Corp ‡	2,829	49
Allstate Corp/The	1,314	146
Ally Financial	1,718	55
American Equity Investment Life Holding Co	2,145	64
American Express Co	2,157	259
American International Group Inc	1,158	61
Annaly Capital Management Inc ‡	14,120	132
Aon PLC	352	72
AXA Equitable Holdings Inc	2,436	60
Bancorp Inc/The *	5,099	57
Bank of America Corp	67,106	2,236
Bank of Hawaii	618	56
Bank of New York Mellon Corp/The	7,482	366
Bank OZK	3,712	110
BankUnited Inc	11,232	394
BB&T Corp	1,008	55
BlackRock Inc, Cl A	522	258
Capital One Financial Corp	657	66
Cboe Global Markets Inc	459	55
Charles Schwab Corp/The	1,227	61
Chimera Investment ‡	2,685	55
Chubb Ltd	1,561	236
Citigroup Inc	42,602	3,200
CME Group Inc, Cl A	2,621	531
CNA Financial Corp	4,132	185
CNO Financial Group Inc	3,333	60
Cohen & Steers	2,433	163
Cowen Inc, Cl A *	9,917	152
Credit Acceptance *	122	52
Cullen/Frost Bankers Inc	599	56
Discover Financial Services	857	73

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
E*TRADE Financial Corp	6,681	$296
Evercore, Cl A	1,057	82
Everest Re Group Ltd	2,339	634
FactSet Research Systems	513	133
First Commonwealth Financial Corp	17,417	247
First Hawaiian	1,924	55
First Republic Bank/CA	491	54
FNB Corp/PA	24,890	309
Franklin Resources Inc	1,707	47
Great Western Bancorp Inc	12,488	429
Green Dot, Cl A *	2,090	50
Hartford Financial Services Group Inc/The	4,339	268
Home BancShares	4,338	82
Huntington Bancshares	3,797	57
Intercontinental Exchange Inc	9,530	897
Invesco Ltd	3,179	56
Janus Henderson Group	2,462	63
JPMorgan Chase & Co	11,583	1,526
KeyCorp	3,317	64
Legg Mason Inc	1,747	68
Lincoln National Corp	881	52
MarketAxess Holdings	419	169
Marsh & McLennan Cos Inc	24,009	2,595
MetLife Inc	4,026	201
MFA Financial ‡	7,145	55
Moody’s Corp	599	136
Morgan Stanley	12,948	641
Morningstar Inc	695	109
MSCI Inc, Cl A	753	195
Nasdaq Inc	587	61
National General Holdings Corp	2,508	53
Navient	3,923	56
Northern Trust Corp	2,684	288
PNC Financial Services Group Inc/The	1,879	288
Principal Financial Group Inc	1,152	63
Progressive Corp/The	15,046	1,099
Prosperity Bancshares	1,900	133
Prudential Financial Inc	5,965	558
Regions Financial Corp	5,506	92
S&P Global Inc	5,433	1,438
Santander Consumer USA Holdings Inc	4,402	104
SLM Corp	33,402	285
State Street Corp	33,036	2,481
SunTrust Banks Inc	812	57
Synchrony Financial	2,528	95
T Rowe Price Group Inc	1,349	167
TD Ameritrade Holding Corp	1,020	53
Travelers Cos Inc/The	433	59
Two Harbors Investment Corp ‡	12,558	183
Umpqua Holdings Corp	19,773	324
US Bancorp	2,210	133
Virtu Financial, Cl A	2,754	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial Inc	1,992	$116
Wells Fargo & Co	21,587	1,176
Willis Towers Watson PLC	290	57
Zions Bancorp NA	1,209	60

		30,917

Health Care – 12.4%
Abbott Laboratories	42,947	3,670
ABIOMED Inc *	297	58
Acadia Healthcare Co Inc *	1,743	56
Adaptive Biotechnologies *	3,681	100
Agios Pharmaceuticals Inc *	5,241	204
Alcon Inc *	14,671	811
Alexion Pharmaceuticals Inc *	3,069	350
Align Technology Inc *	178	49
Alkermes PLC *	8,748	184
Alnylam Pharmaceuticals Inc *	3,782	443
AmerisourceBergen Corp, Cl A	14,468	1,272
Anthem Inc	1,653	477
Avantor *	15,366	263
Baxter International Inc	8,300	680
BioMarin Pharmaceutical Inc *	5,384	435
Boston Scientific Corp *	37,666	1,629
Bruker Corp	17,010	871
Cantel Medical Corp	1,430	110
Cardinal Health Inc	3,870	213
Centene Corp *	1,044	63
Cerner Corp	1,889	135
Change Healthcare *	2,000	27
Chemed Corp	330	142
Cigna Corp	3,223	644
Covetrus Inc *	987	14
CVS Health Corp	50,541	3,804
DaVita Inc *	1,288	92
DENTSPLY SIRONA Inc	1,719	97
DexCom Inc *	1,012	230
Edwards Lifesciences Corp *	2,865	702
Elanco Animal Health Inc *	30,701	851
Encompass Health Corp	1,566	111
Ensign Group Inc/The	3,095	134
Exact Sciences Corp *	2,022	164
Exelixis Inc *	15,274	254
Guardant Health Inc *	588	46
Henry Schein Inc *	2,467	170
Hill-Rom Holdings Inc	1,390	149
Hologic Inc *	1,306	67
Horizon Therapeutics Plc *	40,232	1,319
Humana Inc *	1,123	383
ICU Medical Inc *	171	32
IDEXX Laboratories Inc *	489	123
Incyte Corp *	9,674	911
Insulet Corp *	324	60

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	1,163	$71
Intuitive Surgical Inc *	693	411
Ionis Pharmaceuticals Inc *	2,985	191
IQVIA Holdings Inc *	6,136	896
Laboratory Corp of America Holdings *	513	88
Magellan Health Inc *	3,834	298
Masimo Corp *	357	55
McKesson Corp	1,393	202
Mettler-Toledo International Inc *	1,249	899
Moderna Inc *	16,611	338
Molina Healthcare Inc *	489	66
Nektar Therapeutics, Cl A *	17,200	349
Neurocrine Biosciences Inc *	2,652	309
Penumbra Inc *	330	58
PRA Health Sciences Inc *	7,884	858
Premier Inc, Cl A *	1,272	45
Quest Diagnostics Inc	2,735	291
ResMed Inc	2,570	385
Sage Therapeutics Inc *	1,768	274
Sarepta Therapeutics Inc *	3,655	411
Seattle Genetics Inc *	1,982	239
STERIS PLC	1,076	163
Stryker Corp	2,405	493
Teleflex Inc	473	167
Tivity Health Inc *	26,452	599
United Therapeutics Corp *	4,865	449
Varian Medical Systems Inc *	2,254	301
Veeva Systems Inc, Cl A *	378	56
Vertex Pharmaceuticals Inc *	6,540	1,450
Waters Corp *	3,988	886
WellCare Health Plans Inc *	480	155
West Pharmaceutical Services Inc	999	147
Zimmer Biomet Holdings Inc	5,327	774
Zoetis Inc, Cl A	7,932	956

		35,929

Industrials – 6.7%
3M Co	9,791	1,662
ACCO Brands Corp	15,434	141
ADT	6,874	64
AGCO Corp	1,432	112
Alaska Air Group Inc	775	53
Allegion PLC	536	64
Allison Transmission Holdings	400	19
AMERCO	140	51
American Airlines Group Inc	28,082	807
AMETEK Inc	605	60
AO Smith Corp	943	46
Apogee Enterprises Inc	13,775	527
Armstrong World Industries	200	19
ASGN Inc *	1,076	72
Astec Industries Inc	2,843	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Air Worldwide Holdings Inc *	2,238	$58
Caterpillar Inc	1,301	188
CH Robinson Worldwide Inc	602	46
Cintas Corp	3,662	941
Clean Harbors Inc *	646	53
Colfax *	1,869	63
CoStar Group Inc *	101	62
CSX Corp	1,508	108
Cummins Inc	1,667	305
Deere & Co	1,422	239
Delta Air Lines Inc	6,659	382
Donaldson	397	22
Dover Corp	1,366	152
Eaton Corp PLC	10,013	926
Emerson Electric Co	1,607	119
Equifax Inc	375	52
Fastenal Co	1,480	53
FedEx Corp	1,376	220
Flowserve Corp	1,306	64
Fortive Corp	627	45
Gates Industrial *	5,238	62
Graco	401	19
GrafTech International	3,996	56
HD Supply Holdings Inc *	1,156	46
Healthcare Services Group	7,744	195
HEICO	674	88
Hexcel Corp	889	71
Hubbell, Cl B	100	15
IAA *	500	23
IHS Markit Ltd *	1,072	78
Illinois Tool Works Inc	12,980	2,263
Ingersoll-Rand PLC	3,308	434
JB Hunt Transport Services Inc	477	55
JetBlue Airways Corp *	2,913	56
Johnson Controls International plc	8,766	375
Kansas City Southern	423	64
KAR Auction Services	3,646	77
Landstar System	477	53
LB Foster Co, Cl A *	3,821	72
Lennox International Inc	194	50
Macquarie Infrastructure Corp	1,159	49
ManpowerGroup Inc	944	87
Masco Corp	1,719	80
MSC Industrial Direct Co Inc, Cl A	923	68
Nielsen Holdings PLC	2,443	48
Nordson	843	140
nVent Electric	2,436	60
Oshkosh Corp	837	76
Owens Corning	2,456	165
PACCAR Inc	771	63
Parker-Hannifin Corp	356	71
Pentair PLC	1,364	61

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regal Beloit Corp	733	$60
Republic Services Inc, Cl A	700	62
Resideo Technologies Inc *	2,553	25
REV Group Inc	4,266	55
Rockwell Automation Inc	1,053	206
Rollins Inc	1,349	48
Roper Technologies Inc	173	62
Ryder System	1,027	54
Schneider National, Cl B	2,470	56
Sensata Technologies Holding PLC *	1,149	59
Snap-on Inc	657	105
Southwest Airlines Co	1,122	65
Spirit AeroSystems Holdings Inc, Cl A	1,276	111
Stanley Black & Decker Inc	4,507	711
Tetra Tech	1,565	138
Timken	1,209	64
Toro Co/The	721	56
TransDigm Group Inc	626	355
Trinity Industries Inc	2,541	53
Uber Technologies *	1,225	36
United Continental Holdings Inc *	1,139	106
United Parcel Service Inc, Cl B	2,273	272
United Rentals Inc *	402	62
Univar Inc *	2,330	55
Valmont Industries	383	55
Verisk Analytics Inc, Cl A	474	70
WABCO Holdings *	401	54
Wabtec Corp	720	57
Waste Management Inc	3,911	442
Watsco Inc	331	59
WESCO International Inc *	1,999	105
Woodward Inc	485	57
WW Grainger Inc	5,535	1,754
Xylem Inc/NY	11,095	860

		19,411

Information Technology — 13.1%
Accenture PLC, Cl A	4,534	912
Adobe Inc *	7,759	2,402
Advanced Micro Devices *	1,592	62
Akamai Technologies *	623	54
Amdocs	2,854	198
Analog Devices Inc	1,648	186
ANSYS *	247	63
Apple Inc	17,040	4,554
Applied Materials Inc	2,919	169
Atlassian, Cl A *	391	50
Autodesk Inc *	816	148
Automatic Data Processing Inc	4,812	822
Avalara Inc *	3,565	278
Badger Meter	1,861	115
Broadcom Inc	1,407	445

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadridge Financial Solutions	939	$116
Cabot Microelectronics	872	116
Cadence Design Systems *	832	58
Cerence *	3,446	54
Cisco Systems Inc	16,461	746
Cognex	2,061	103
Cognizant Technology Solutions Corp, Cl A	621	40
CommScope Holding *	4,486	61
Cree *	500	22
Cypress Semiconductor	2,316	54
Dell Technologies Inc, Cl C *	1,116	54
DXC Technology Co	691	26
EPAM Systems *	306	65
Fidelity National Information Services Inc	10,000	1,381
First Solar *	343	19
Fiserv Inc *	509	59
Genpact Ltd	1,364	55
Global Payments Inc	2,777	503
GoDaddy, Cl A *	834	55
Hewlett Packard Enterprise Co	12,502	198
HP Inc	15,698	315
Intuit Inc	1,427	369
IPG Photonics Corp *	399	57
Jabil	1,463	57
Jack Henry & Associates	558	85
Juniper Networks	2,222	56
Keysight Technologies Inc *	598	64
KLA	445	73
Lam Research Corp	1,937	517
Littelfuse	446	81
LogMeIn	1,178	92
Mastercard Inc, Cl A	3,611	1,055
Maxim Integrated Products	912	52
Microchip Technology Inc	15,904	1,504
Micron Technology Inc *	7,080	336
Microsoft Corp	50,474	7,641
Motorola Solutions Inc	302	50
National Instruments	400	17
NCR Corp *	6,852	225
NetApp Inc	980	59
NVIDIA Corp	6,665	1,445
Okta Inc, Cl A *	490	64
ON Semiconductor Corp *	2,294	49
PayPal Holdings Inc *	10,264	1,109
Power Integrations	884	81
QUALCOMM Inc	4,917	411
salesforce.com Inc *	14,573	2,374
ServiceNow Inc *	188	53
Skyworks Solutions Inc	606	60
Super Micro Computer Inc *	29,161	621
SYNNEX	1,151	141
Teradata Corp *	1,351	36

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Instruments Inc	4,800	$577
Visa Inc, Cl A	19,314	3,564
VMware Inc, Cl A	382	59
Workday Inc, Cl A *	251	45
Xerox Holdings	737	29
Xilinx Inc	598	55

		37,721

Materials – 3.3%
Air Products & Chemicals Inc	3,688	872
Alcoa Corp *	2,528	51
AptarGroup Inc	1,090	122
Avery Dennison Corp	1,234	161
Axalta Coating Systems *	700	20
B2Gold Corp	49,054	181
Ball Corp	4,736	313
Berry Global Group Inc *	1,067	50
Cabot Corp	2,839	133
Century Aluminum Co *	9,125	64
Commercial Metals Co	12,583	269
Corteva	9,598	250
Crown Holdings Inc *	12,110	919
Domtar Corp	1,435	54
Dow Inc	5,823	311
DuPont de Nemours	5,823	377
Eastman Chemical Co	6,389	501
Ecolab Inc	466	87
FMC Corp	1,027	101
Freeport-McMoRan Inc	21,003	239
Huntsman Corp	13,246	300
International Flavors & Fragrances Inc	1,080	153
International Paper Co	1,238	57
Linde PLC	2,849	587
Livent Corp *	9,157	71
LyondellBasell Industries NV, Cl A	607	56
Newmont Goldcorp Corp	28,149	1,081
Nucor Corp	870	49
Owens-Illinois Inc	11,523	114
PPG Industries Inc	510	66
Quaker Chemical	350	52
Sherwin-Williams Co/The	1,456	849
Sonoco Products Co	3,500	212
Steel Dynamics	1,777	60
United States Steel Corp	3,984	52
Valvoline	2,446	55
Vulcan Materials Co	3,119	442
Westrock Co	1,448	58

		9,389

Real Estate — 1.6%
Alexandria Real Estate Equities ‡	885	144
American Campus Communities Inc ‡	1,095	53
American Tower Corp ‡	1,117	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Americold Realty Trust ‡	2,882	$108
AvalonBay Communities Inc ‡	909	195
Brandywine Realty Trust ‡	3,873	60
CBRE Group Inc, Cl A *‡	1,320	75
Colony Capital ‡	9,970	49
CoreSite Realty ‡	699	79
Corporate Office Properties Trust ‡	2,505	73
Crown Castle International Corp ‡	4,706	629
CubeSmart ‡	1,472	45
Digital Realty Trust ‡	437	53
Equinix Inc ‡	145	82
Equity LifeStyle Properties ‡	816	61
Equity Residential ‡	780	66
Essex Property Trust Inc ‡	187	58
Extra Space Storage ‡	438	47
Federal Realty Investment Trust ‡	402	53
Gaming and Leisure Properties ‡	1,375	58
Host Hotels & Resorts Inc ‡	7,990	140
Iron Mountain Inc ‡	1,533	49
Jones Lang LaSalle Inc ‡	410	68
Kennedy-Wilson Holdings ‡	3,562	81
Kilroy Realty Corp ‡	811	68
Kimco Realty ‡	2,506	54
Life Storage ‡	520	57
National Retail Properties ‡	993	55
Prologis Inc ‡	7,761	711
Public Storage ‡	457	96
Realty Income Corp ‡	747	57
Ryman Hospitality Properties ‡	1,221	109
Simon Property Group Inc ‡	566	86
SL Green Realty ‡	586	50
STORE Capital ‡	1,477	60
Sun Communities ‡	370	61
Ventas Inc ‡	1,890	110
VEREIT Inc ‡	6,295	61
Vornado Realty Trust ‡	765	49
Welltower Inc ‡	1,829	155
Weyerhaeuser Co ‡	5,915	175

		4,579

Utilities — 1.3%
Algonquin Power & Utilities	10,124	141
Ameren Corp	786	58
American Electric Power Co Inc	675	62
American States Water	596	51
American Water Works Co Inc	1,550	188
Avangrid Inc	1,034	50
CMS Energy Corp	6,772	415
Consolidated Edison Inc	664	58
Dominion Energy Inc	694	58
DTE Energy Co	4,574	572
Duke Energy Corp	1,264	111

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	839	$58
Entergy Corp	595	69
Evergy Inc	923	58
Eversource Energy	3,118	258
Exelon Corp	6,186	275
FirstEnergy Corp	1,272	61
NextEra Energy Inc	1,489	348
NiSource Inc	1,898	50
Pinnacle West Capital Corp	566	49
PPL Corp	1,714	58
Public Service Enterprise Group Inc	1,789	106
Sempra Energy	466	69
Southern Co/The	1,127	70
UGI	2,664	116
WEC Energy Group Inc	737	65
Xcel Energy Inc	6,735	414

		3,888

Total Common Stock (Cost $165,301) ($ Thousands)		212,709

FOREIGN COMMON STOCK – 22.4%
Australia – 0.4%
BHP Group Ltd ADR	22,006	1,134
South32 Ltd ADR	7,863	72
		1,206

Austria – 0.7%
Erste Group Bank AG	28,543	1,023
Schoeller-Bleckmann Oilfield Equipment AG	7,939	443
voestalpine AG	21,904	581
		2,047

Bermuda – 0.2%
Marvell Technology Group Ltd	20,966	553

Brazil – 0.3%
Banco Bradesco SA ADR	106,513	836

Canada – 1.1%
Canadian Natural Resources Ltd	57,388	1,605
Magna International Inc	17,257	951
Rogers Communications Inc, Cl B	9,788	473
		3,029

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA ADR	5,090	121

China – 1.2%
Alibaba Group Holding Ltd ADR *	8,215	1,643
Anhui Conch Cement Co Ltd, Cl H	176,500	1,129
Baidu Inc ADR *	2,280	270
BYD Co Ltd, Cl H	102,000	484
		3,526

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Colombia – 0.4%
Bancolombia SA ADR	21,447	$1,035

Czech Republic – 0.2%
Komercni banka as	17,516	600

France – 1.3%
Capgemini SE	12,110	1,433
Societe Generale SA	37,109	1,169
Sodexo SA	9,978	1,164
		3,766

Germany – 1.0%
BASF SE	14,266	1,073
Continental AG	6,157	805
Vonovia SE ‡	19,808	1,033
		2,911

Hong Kong – 0.7%
ANTA Sports Products Ltd	60,000	564
China Life Insurance Co Ltd, Cl H	362,000	915
Sinopharm Group Co Ltd, Cl H	135,200	446
		1,925

India – 0.8%
HDFC Bank Ltd ADR	21,300	1,315
ICICI Bank Ltd ADR	78,457	1,106
		2,421

Ireland – 2.4%
AerCap Holdings NV *	9,926	613
ICON PLC *	19,440	3,172
Jazz Pharmaceuticals PLC *	8,988	1,358
Medtronic PLC	14,083	1,569
NortonLifeLock	3,404	85
		6,797

Israel – 0.4%
Check Point Software Technologies Ltd *	10,180	1,200

Italy – 0.3%
Prysmian SpA	36,774	839

Japan – 1.3%
Denso Corp	35,200	1,571
Hitachi Ltd	29,500	1,158
Toray Industries Inc	146,500	969
		3,698

Mexico – 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	132,600	703

Netherlands – 2.3%
Heineken NV	13,435	1,393
NXP Semiconductors NV	10,411	1,203
RELX PLC	51,732	1,254
Royal Dutch Shell PLC, Cl A	28,974	831

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Royal Dutch Shell PLC ADR, Cl A	35,237	$2,026
		6,707

Norway – 1.1%
DNB ASA	99,666	1,675
Equinor ASA ADR	76,880	1,425
Norsk Hydro ASA	31,894	113
		3,213

Puerto Rico – 0.0%
OFG Bancorp	2,668	57

Singapore – 0.5%
DBS Group Holdings Ltd	84,600	1,562

South Korea – 0.4%
Samsung Electronics Co Ltd	28,171	1,200

Spain – 0.7%
Amadeus IT Group SA, Cl A	23,403	1,866

Switzerland – 0.5%
Credit Suisse Group AG ADR	118,020	1,545

Taiwan – 1.3%
ASE Technology Holding Co Ltd	337,700	837
Hon Hai Precision Industry Co Ltd	359,960	1,044

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	194,000	$1,939
		3,820

United Kingdom – 2.6%
Barclays PLC	371,460	824
BP PLC ADR	42,703	1,598
Diageo PLC	36,945	1,513
Endava ADR *	1,394	66
GW Pharmaceuticals ADR *	3,164	323
Healthpeak Properties ‡	1,868	65
HSBC Holdings PLC	181,295	1,352
ITV PLC	297,246	558
Rio Tinto PLC ADR	19,393	1,058
		7,357
Total Foreign Common Stock (Cost $57,845) ($ Thousands)		64,540

CASH EQUIVALENT – 3.1%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	9,003,617	9,004
Total Cash Equivalent (Cost $9,004) ($ Thousands)		9,004

Total Investments in Securities – 99.1% (Cost $232,150) ($ Thousands)		$286,253

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	14	Dec-2019	$1,085	$1,137	$52
S&P 500 Index E-MINI	52	Dec-2019	7,821	8,174	353

			$8,906	$9,311	$405

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Equity Fund (Continued)

Percentages are based on net assets of $288,843 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At November 30, 2019, such securities amounted to $55 ($ Thousands), or 0.02% of the net assets of the Fund.

ADR – American Depositary Receipt

Cl – Class

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

As of November 30, 2019, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2019, there were no transfers in or out of Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value at 2/28/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 5,352	$ 26,083	$ (22,431)	$ —	$ —	$ 9,004	9,003,617	$ 118	$ —

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 39.2%

Agency Mortgage-Backed Obligations – 31.1%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$587	$ 675
5.500%, 04/01/2030	216	233
5.000%, 06/01/2041 to 01/01/2049	958	1,039
4.500%, 06/01/2038 to 09/01/2048	1,064	1,138
4.000%, 07/01/2037 to 05/01/2049	2,423	2,543
3.500%, 06/01/2033 to 12/01/2048	1,139	1,186
3.000%, 12/01/2032 to 10/01/2049	6,456	6,609
FHLMC CMO, Ser 2012-4057, Cl CS, IO
4.285%, VAR ICE LIBOR USD 1 Month+6.050%, 04/15/2039	18	1
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.313%, 02/15/2038 (A)	53	3
FHLMC CMO, Ser 2014-4415, IO
2.094%, 04/15/2041 (A)	251	14
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.337%, 11/15/2038 (A)	289	16
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	114	114
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	70	77
FNMA
4.500%, 09/01/2057	81	87
4.000%, 02/01/2056 to 06/01/2057	570	610
3.525%, 02/01/2029	300	328
3.500%, 03/01/2057	296	311
3.350%, 05/01/2029	10	11
3.260%, 05/01/2029	30	32
3.240%, 05/01/2029	40	43
3.160%, 05/01/2029	20	21
2.810%, 04/01/2025	40	41
2.790%, 08/01/2029	100	104
2.765%, 08/01/2031	100	103
2.450%, 09/01/2031	100	100
FNMA CMO, Ser 2015-55, IO
1.938%, 08/25/2055 (A)	215	12
FNMA CMO, Ser 2015-56, Cl AS, IO
4.442%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	256	59
FNMA TBA
3.000%, 01/15/2043	200	203
2.500%, 01/01/2043	200	198
FNMA
5.000%, 10/01/2033 to 08/01/2049	3,450	3,783
4.500%, 07/01/2033 to 05/01/2049	2,362	2,534
4.000%, 05/01/2034 to 08/01/2049	3,688	3,897
3.500%, 09/01/2033 to 10/01/2049	7,268	7,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 07/01/2032 to 10/01/2049	$3,280	$ 3,362
FNMA, Ser 2019-M1, Cl A2
3.673%, 09/25/2028 (A)	190	208
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	44
FNMA, Ser 2019-M5, Cl A2
3.273%, 01/25/2029	70	75
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	75
GNMA
5.000%, 04/15/2048 to 01/20/2049	538	572
4.500%, 01/15/2042 to 04/20/2049	2,503	2,660
4.000%, 08/15/2045 to 08/20/2048	1,008	1,067
3.500%, 01/20/2047 to 10/20/2049	1,922	1,995
3.000%, 09/15/2042 to 04/20/2048	730	751
GNMA CMBS, Ser 2018-130, Cl A
3.250%, 05/16/2059	87	89
GNMA CMO, Ser 2007-51, Cl SG, IO
4.856%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	13	2
GNMA CMO, Ser 2012-34, Cl SA, IO
4.326%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	139	28
GNMA CMO, Ser 2012-43, Cl SN, IO
4.838%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	122	26
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.800%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	94	4
GNMA CMO, Ser 2014-118, Cl HS, IO
4.476%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	254	51
GNMA TBA
3.000%, 01/15/2043	1,400	1,438
2.500%, 01/21/2169	600	604

		46,751

Non-Agency Mortgage-Backed Obligations – 8.1%
BANK, Ser 2017-BNK8, Cl XA, IO
0.879%, 11/15/2050 (A)	1,647	82
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	141
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	83	83
BX Commercial Mortgage Trust, Ser XL, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	493	493
BXP Trust, Ser 2017-CQHP, Cl A
2.615%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (B)	190	189

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
1.978%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	$109	$108
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.553%, 05/25/2035 (A)(B)	217	176
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (B)	100	102
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	329	340
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (A)	90	97
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
4.415%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (B)	190	191
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (A)	210	221
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	200	203
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (B)	100	105
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	516	526
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(B)	213	215
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.358%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	326	349
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.008%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	122	122
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.958%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	53
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
4.058%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	250	252
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	95	82
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	735	739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	$200	$210
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	373	378
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	190	189
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	190	189
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.353%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	52	50
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
2.808%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	176
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.044%, 10/15/2050 (A)	1,463	79
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	165	170
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	434	443
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	154	149
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	194	196
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	73	74
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	24	25
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	122	124
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	241	242
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.615%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (B)	137	137
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.268%, 07/15/2050 (A)	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	298

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.459%, 12/12/2049 (A)	$28	$17
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	140	140
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	110	114
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2034 (B)	110	112
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	244	243
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	173	181
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (B)	2	2
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.715%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (B)	100	100
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	434	450
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	217	226
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	258	263
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	134	135
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	146	149
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	596	609
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	592
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (A)	270	286
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	359	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	$4	$4

		12,098

Total Mortgage-Backed Securities (Cost $57,897) ($ Thousands)		58,849

CORPORATE OBLIGATIONS – 31.0%
Communication Services – 2.7%
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	80	87
4.350%, 06/15/2045	20	22
3.600%, 07/15/2025	135	142
3.400%, 05/15/2025	438	457
3.312%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	470
Charter Communications Operating
6.484%, 10/23/2045	20	25
6.384%, 10/23/2035	390	487
5.750%, 04/01/2048	70	81
5.375%, 04/01/2038	20	23
5.050%, 03/30/2029	20	22
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	243
4.250%, 10/15/2030	60	69
4.150%, 10/15/2028	160	181
3.950%, 10/15/2025	70	76
3.375%, 08/15/2025	140	148
3.150%, 03/01/2026	20	21
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	327
Sprint Spectrum
4.738%, 03/20/2025 (B)	230	244
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	177
Verizon Communications
5.500%, 03/16/2047	6	8
5.250%, 03/16/2037	20	25
4.862%, 08/21/2046	20	25
4.522%, 09/15/2048	261	315
4.500%, 08/10/2033	170	199
4.329%, 09/21/2028	50	57
3.500%, 11/01/2024	20	21
3.376%, 02/15/2025	19	20
2.625%, 08/15/2026	10	10

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
4.375%, 05/30/2028	$60	$67

		4,100

Consumer Discretionary – 1.9%
Amazon.com
4.950%, 12/05/2044	30	39
4.050%, 08/22/2047	30	36
3.875%, 08/22/2037	20	23
3.150%, 08/22/2027	50	53
American Honda Finance MTN
2.050%, 01/10/2023	263	263
BMW US Capital
1.850%, 09/15/2021 (B)	10	10
Cox Communications
3.350%, 09/15/2026 (B)	231	240
3.250%, 12/15/2022 (B)	385	396
Daimler Finance North America
2.700%, 08/03/2020 (B)	180	181
2.550%, 08/15/2022 (B)	297	299
Ford Motor
4.750%, 01/15/2043	30	26
General Motors
6.250%, 10/02/2043	50	55
5.150%, 04/01/2038	20	21
General Motors Financial
4.150%, 06/19/2023	353	370
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	20
Las Vegas Sands
3.200%, 08/08/2024	110	112
Lennar
5.000%, 06/15/2027	10	11
4.750%, 11/29/2027	20	22
4.500%, 04/30/2024	20	21
McDonald’s MTN
3.800%, 04/01/2028	10	11
3.500%, 03/01/2027	90	96
Sands China
5.125%, 08/08/2025	200	220
Time Warner Cable
7.300%, 07/01/2038	90	115
Time Warner Entertainment
8.375%, 07/15/2033	120	168
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028 (B)	30	31

		2,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples – 2.4%
Altria Group
6.200%, 02/14/2059	$10	$12
5.950%, 02/14/2049	20	24
5.800%, 02/14/2039	130	153
4.800%, 02/14/2029	60	66
4.750%, 05/05/2021	50	52
4.400%, 02/14/2026	70	76
3.800%, 02/14/2024	10	10
3.490%, 02/14/2022	20	21
2.850%, 08/09/2022	20	20
Anheuser-Busch
4.900%, 02/01/2046	378	454
3.650%, 02/01/2026	60	64
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	120	124
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	30	40
4.150%, 01/23/2025	40	44
4.000%, 04/13/2028	20	22
3.500%, 01/12/2024	100	105
2.500%, 07/15/2022	16	16
BAT Capital
4.540%, 08/15/2047	110	107
3.557%, 08/15/2027	140	143
Constellation Brands
4.750%, 11/15/2024	80	89
CVS Health
5.125%, 07/20/2045	60	71
3.875%, 07/20/2025	18	19
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	399	490
6.036%, 12/10/2028	219	245
Danone
2.077%, 11/02/2021 (B)	200	200
Diageo Capital
4.828%, 07/15/2020	110	112
Kraft Heinz Foods
3.950%, 07/15/2025	70	73
Kroger
4.000%, 02/01/2024	407	433
Mars
3.200%, 04/01/2030 (B)	10	11
2.700%, 04/01/2025 (B)	30	31
PepsiCo
4.600%, 07/17/2045	40	51
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	51
2.500%, 11/02/2022	50	51
Reynolds American
5.850%, 08/15/2045	20	23

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 06/12/2020	$11	$11
Walgreens Boots Alliance
3.450%, 06/01/2026	30	31
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	30

		3,585

Energy – 4.7%
Apache
4.375%, 10/15/2028	90	91
4.250%, 01/15/2044	150	132
Blue Racer Midstream
6.125%, 11/15/2022 (B)	20	18
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	106
BP Capital Markets America
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	200	208
Chevron
2.954%, 05/16/2026	30	32
Cimarex Energy
3.900%, 05/15/2027	60	61
Concho Resources
4.300%, 08/15/2028	325	349
3.750%, 10/01/2027	10	10
Continental Resources
4.500%, 04/15/2023	70	73
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	10	10
Devon Energy
5.850%, 12/15/2025	30	36
5.600%, 07/15/2041	50	61
5.000%, 06/15/2045	50	58
Diamondback Energy
5.375%, 05/31/2025	10	10
Ecopetrol
5.875%, 05/28/2045	100	114
Energy Transfer Operating
6.250%, 04/15/2049	10	12
5.500%, 06/01/2027	121	133
4.950%, 06/15/2028	10	11
Enterprise Products Operating
4.150%, 10/16/2028	290	317
4.050%, 02/15/2022	123	128
EOG Resources
4.150%, 01/15/2026	20	22
ExxonMobil
4.114%, 03/01/2046	70	84
3.043%, 03/01/2026	40	42
Halliburton
5.000%, 11/15/2045	40	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.800%, 11/15/2025	$50	$53
Kinder Morgan
5.300%, 12/01/2034	20	23
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	43
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	31
MPLX
5.500%, 02/15/2049	30	33
4.875%, 06/01/2025	110	119
4.800%, 02/15/2029	60	65
4.700%, 04/15/2048	60	60
4.500%, 04/15/2038	10	10
Noble Energy
5.250%, 11/15/2043	10	11
4.950%, 08/15/2047	10	11
3.850%, 01/15/2028	30	31
Oasis Petroleum
6.875%, 03/15/2022	10	10
6.875%, 01/15/2023	9	8
Occidental Petroleum
7.875%, 09/15/2031	10	13
7.500%, 05/01/2031	60	78
6.950%, 07/01/2024	10	12
6.200%, 03/15/2040	75	89
5.550%, 03/15/2026	60	68
4.850%, 03/15/2021	16	17
4.625%, 06/15/2045	20	20
4.446%, 10/10/2036 (C)	1,000	505
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	70	67
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	20
2.900%, 08/15/2024	30	30
2.700%, 08/15/2022	30	30
2.600%, 08/13/2021	20	20
Pertamina Persero
6.000%, 05/03/2042 (B)	200	239
Petrobras Global Finance BV
7.375%, 01/17/2027	210	252
6.850%, 06/05/2115	50	56
5.750%, 02/01/2029	50	55
5.299%, 01/27/2025	155	167
Petroleos Mexicanos
6.625%, 06/15/2035	100	100
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	22
Phillips 66 Partners
3.605%, 02/15/2025	300	312
3.550%, 10/01/2026	232	242

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Range Resources
5.875%, 07/01/2022	$10	$10
4.875%, 05/15/2025	30	24
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	32
3.900%, 05/17/2028 (B)	471	497
Shell International Finance BV
4.375%, 05/11/2045	50	60
4.000%, 05/10/2046	50	57
2.875%, 05/10/2026	80	83
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	215
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	387
Williams
7.875%, 09/01/2021	30	33
7.750%, 06/15/2031	140	183
7.500%, 01/15/2031	10	13
3.700%, 01/15/2023	20	20
Williams Partners
5.250%, 03/15/2020	20	20
WPX Energy
8.250%, 08/01/2023	30	34

		6,864

Financials – 9.6%
Ambac Assurance
5.100%, 06/07/2020 (B)	0	1
Ambac LSNI
7.104%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (B)	1	2
American Express
3.400%, 02/27/2023	412	428
2.650%, 12/02/2022	140	142
American Express Credit MTN
2.375%, 05/26/2020	40	40
American International Group
3.750%, 07/10/2025	40	43
Banco Santander
4.379%, 04/12/2028	200	219
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	44
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	428
Bank of America MTN
5.000%, 01/21/2044	20	26
4.450%, 03/03/2026	10	11
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	258	311
4.000%, 01/22/2025	300	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	$50	$54
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	170
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	73
3.500%, 04/19/2026	224	238
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	218
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	224
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	161
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	200	216
4.400%, 08/14/2028 (B)	200	222
Brighthouse Financial
4.700%, 06/22/2047	30	27
Chubb INA Holdings
2.300%, 11/03/2020	10	10
Citigroup
8.125%, 07/15/2039	110	182
4.650%, 07/23/2048	10	13
4.450%, 09/29/2027	260	286
4.125%, 07/25/2028	90	98
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	60	65
3.700%, 01/12/2026	170	181
3.400%, 05/01/2026	510	536
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	272
3.875%, 09/26/2023 (B)	392	414
3.125%, 04/26/2021	250	254
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 03/23/2168 (B)	260	314
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	250	278
Danske Bank
5.000%, 01/12/2022 (B)	200	210
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	200	216
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	600	665
4.250%, 03/14/2024	200	212
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	212

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	$200	$201
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	208
KKR Group Finance II
5.500%, 02/01/2043 (B)	208	256
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	256
Liberty Mutual Group
4.569%, 02/01/2029 (B)	49	55
4.250%, 06/15/2023 (B)	15	16
Lloyds Banking Group
4.375%, 03/22/2028	200	219
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	202
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (B)	374	393
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	339
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	125
Morgan Stanley MTN
3.875%, 04/29/2024	346	368
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	170	183
Park Aerospace Holdings
5.250%, 08/15/2022 (B)	50	53
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	237
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	41
2.150%, 10/26/2020	30	30
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	215
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	212
Santander Holdings USA
4.500%, 07/17/2025	10	11
Santander UK
2.375%, 03/16/2020	20	20
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	$50	$51
UBS MTN
4.500%, 06/26/2048 (B)	200	255
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	489
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	218
US Bank
3.150%, 04/26/2021	250	254
Voya Financial
3.125%, 07/15/2024	258	266
WEA Finance
3.750%, 09/17/2024 (B)	200	211
Wells Fargo
4.480%, 01/16/2024	200	216
3.000%, 10/23/2026	50	51
Wells Fargo MTN
4.900%, 11/17/2045	50	62
4.750%, 12/07/2046	30	37
4.650%, 11/04/2044	100	120
4.400%, 06/14/2046	10	12
4.300%, 07/22/2027	290	318
3.450%, 02/13/2023	160	165
Westpac Banking
2.600%, 11/23/2020	40	40
2.300%, 05/26/2020	10	10

		14,698

Health Care – 1.4%
Abbott Laboratories
4.900%, 11/30/2046	40	53
4.750%, 11/30/2036	10	13
3.750%, 11/30/2026	23	25
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	32
3.350%, 12/01/2024	20	21
2.950%, 12/01/2022	50	51
Cigna
4.375%, 10/15/2028	120	133
4.125%, 11/15/2025	347	374
3.750%, 07/15/2023	80	84
3.400%, 09/17/2021	30	31
3.400%, 03/01/2027 (B)	441	458
CVS Health
5.050%, 03/25/2048	20	24
4.300%, 03/25/2028	310	338
4.100%, 03/25/2025	40	43
3.700%, 03/09/2023	180	187
3.350%, 03/09/2021	16	16

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	$50	$54
Medtronic
3.500%, 03/15/2025	22	23

		1,970

Industrials – 3.1%
3M
2.375%, 08/26/2029	30	30
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	284
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	251	264
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	106	109
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	556	582
Canadian Pacific Railway
6.125%, 09/15/2115	127	188
Cintas No. 2
3.700%, 04/01/2027	30	33
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	166	176
DAE Funding
5.750%, 11/15/2023 (B)	10	10
Eaton
4.150%, 11/02/2042	70	79
FedEx
4.050%, 02/15/2048	237	232
Ferguson Finance
4.500%, 10/24/2028 (B)	394	425
International Lease Finance
8.625%, 01/15/2022	20	23
5.875%, 08/15/2022	50	54
Norfolk Southern
4.837%, 10/01/2041	200	243
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	481
Republic Services
2.500%, 08/15/2024	20	20
Ryder System MTN
3.875%, 12/01/2023	432	456
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	190	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	$629	$670
Waste Management
4.150%, 07/15/2049	20	23
3.500%, 05/15/2024	60	63
3.450%, 06/15/2029	10	11
3.200%, 06/15/2026	20	21

		4,694

Information Technology – 1.4%
Apple
3.200%, 05/13/2025	80	84
2.000%, 11/13/2020	30	30
1.550%, 08/04/2021	150	150
Broadcom
3.625%, 10/15/2024 (B)	224	230
3.125%, 01/15/2025	30	30
Diamond 1 Finance
4.420%, 06/15/2021 (B)	140	144
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	73
Microsoft
4.450%, 11/03/2045	40	50
4.100%, 02/06/2037	10	12
3.300%, 02/06/2027	130	140
2.875%, 02/06/2024	60	62
2.700%, 02/12/2025	20	21
2.400%, 02/06/2022	70	71
2.400%, 08/08/2026	160	163
1.550%, 08/08/2021	50	50
NXP BV
4.625%, 06/01/2023 (B)	215	229
Prosus
4.850%, 07/06/2027 (B)	200	218
salesforce.com
3.700%, 04/11/2028	10	11
3.250%, 04/11/2023	40	42
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	219
Visa
4.300%, 12/14/2045	50	62
3.150%, 12/14/2025	70	74

		2,165

Materials – 0.9%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	207
ArcelorMittal
6.125%, 06/01/2025	40	45
4.550%, 03/11/2026	50	53

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
5.700%, 05/30/2041	$60	$75
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (B)	200	234
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	213
Freeport-McMoRan
5.450%, 03/15/2043	50	48
4.550%, 11/14/2024	10	11
3.550%, 03/01/2022	30	30
Glencore Funding
4.125%, 05/30/2023 (B)	70	73
4.125%, 03/12/2024 (B)	10	11
4.000%, 03/27/2027 (B)	150	155
2.875%, 04/16/2020 (B)	10	10
Southern Copper
5.250%, 11/08/2042	80	90
Vale Overseas
6.875%, 11/21/2036	10	13
4.375%, 01/11/2022	3	3
WestRock RKT
4.000%, 03/01/2023	10	10

		1,281

Real Estate – 1.0%
Boston Properties
3.850%, 02/01/2023	200	210
Digital Realty Trust
3.700%, 08/15/2027	317	334
HCP
4.000%, 06/01/2025	150	162
Realty Income
4.125%, 10/15/2026	207	228
Ventas Realty
4.125%, 01/15/2026	136	146
Welltower
4.500%, 01/15/2024	144	156
4.000%, 06/01/2025	231	248

		1,484

Utilities – 1.9%
Aquarion
4.000%, 08/15/2024 (B)	103	108
Duke Energy Ohio
3.650%, 02/01/2029	50	55
Eversource Energy
3.150%, 01/15/2025	111	115
2.500%, 03/15/2021	305	306
Exelon
5.625%, 06/15/2035	60	76
5.100%, 06/15/2045	328	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy
7.375%, 11/15/2031	$220	$308
4.850%, 07/15/2047	100	119
3.900%, 07/15/2027	50	53
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	312
2.403%, 09/01/2021	227	228
Public Service Enterprise Group
2.875%, 06/15/2024	259	265
Southern
3.250%, 07/01/2026	415	430
Virginia Electric & Power
3.150%, 01/15/2026	124	130

		2,905

Total Corporate Obligations (Cost $43,542) ($ Thousands)		46,616

U.S. TREASURY OBLIGATIONS – 16.1%
U.S. Treasury Bonds
4.500%, 05/15/2038	2,199	3,041
3.750%, 11/15/2043	1,540	1,988
3.500%, 02/15/2039	269	330
3.125%, 05/15/2048	150	179
3.000%, 02/15/2048	341	398
3.000%, 08/15/2048	1,763	2,060
3.000%, 02/15/2049	10	12
2.875%, 08/15/2045	550	622
2.875%, 05/15/2049	20	23
2.750%, 08/15/2047	970	1,079
2.750%, 11/15/2047	1,814	2,019
2.500%, 05/15/2046	826	874
2.250%, 08/15/2049	716	723
U.S. Treasury Inflation Protected Securities
1.750%, 01/15/2028	147	165
1.375%, 02/15/2044	397	476
1.000%, 02/15/2046	173	194
1.000%, 02/15/2048	219	247
1.000%, 02/15/2049	736	818
0.750%, 02/15/2042	45	48
U.S. Treasury Notes
3.625%, 02/15/2020	750	753
3.125%, 11/15/2028	110	122
2.875%, 08/15/2028	80	87
2.750%, 02/15/2028	8	9
2.625%, 02/15/2029	919	985
2.375%, 02/29/2024	1,588	1,636
2.375%, 05/15/2029	290	305
1.750%, 05/31/2022	467	469
1.750%, 06/30/2024	2,967	2,983
1.750%, 11/15/2029	201	200

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 10/31/2024	$720	$ 715
United States Treasury Bill
3.090%, 01/30/2020 (C)	734	732

Total U.S. Treasury Obligations (Cost $22,427) ($ Thousands)		24,292

ASSET-BACKED SECURITIES – 8.0%

Automotive – 1.1%

Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	100	104

Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	825

Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	601

Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	165

		1,695

Mortgage Related Securities – 0.7%
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
1.848%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	239	232
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE6, Cl M1
2.563%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	255
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE7, Cl M1
2.608%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	221	219
Benchmark Mortgage Trust, Ser 2019-B15 2.928%, 11/15/2029	183	188
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	115	115

		1,009

Other Asset-Backed Securities — 6.2%

Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	140	142
Ascentium Equipment Receivables Trust, Ser 2018-2A, Cl A2
3.270%, 10/12/2021 (B)	289	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	$508	$ 111
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (B)	49	49
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (B)	302	303
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (B)	240	242
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.208%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (B)	120	122
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	248	252
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.190%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	221	221
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
1.868%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	219	215
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (B)	255	261
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (B)	180	183
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (B)	354	358
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (B)	377	388
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	347	355
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	408	417
RAMP Trust, Ser 2006-RZ3, Cl M1
2.058%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	459
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	100	102
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (B)	180	187
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	159	159

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	$328	$ 330
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.428%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	227	227
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	96	102
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	168	173
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	752	778
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	578	606
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	177	183
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	277	287
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	435	457
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	271	290
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	29	30
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	30	31
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (B)	120	121
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	157	157
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (B)	288	289
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	285	287
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	77	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	$153	$ 156

		9,398

Total Asset-Backed Securities (Cost $11,917) ($ Thousands)		12,102

SOVEREIGN DEBT – 2.2%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	200	202
Argentine Republic Government International Bond
6.875%, 01/11/2048	140	55
5.625%, 01/26/2022	210	91
3.750%, 5.250%, 03/31/2029, 12/31/2038 (D)	20	8
Brazilian Government International Bond
5.625%, 01/07/2041	120	132
4.625%, 01/13/2028	290	308
Colombia Government International Bond
5.625%, 02/26/2044	200	245
Ecuador Government International Bond
7.875%, 01/23/2028 (B)	200	156
Egypt Government International Bond
5.577%, 02/21/2023 (B)	200	207
Indonesia Government International Bond
4.350%, 01/11/2048	400	439
Mexico Government International Bond
4.600%, 02/10/2048	230	248
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (B)	200	200
Peruvian Government International Bond
6.550%, 03/14/2037	10	15
5.625%, 11/18/2050	240	350
Poland Government International Bond
4.000%, 01/22/2024	110	119
Provincia de Buenos Aires
6.500%, 02/15/2023 (B)	200	69
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	194
Uruguay Government International Bond
4.375%, 01/23/2031	200	221

Total Sovereign Debt (Cost $3,345) ($ Thousands)		3,259

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 2.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan
4.036%, VAR LIBOR+0.023%, 02/16/2024	$9	$9
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.036%, VAR LIBOR+0.023%, 02/16/2024	13	13
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-4 Loan, 1st Lien
3.452%, VAR LIBOR+1.750%, 11/14/2026	70	70
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
4.972%, VAR LIBOR+3.250%, 04/28/2022 (E)	69	65
Albertson’s LLC, 2019 Term B-8 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 08/17/2026	46	47
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Delayed Draw Term Loan, 1st Lien
4.250%, VAR LIBOR+4.250%, 06/26/2026	3	3
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
6.507%, VAR LIBOR+4.250%, 07/10/2026	45	44
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
5.230%, 04/22/2026	10	10
APi Group Term Loan B
4.202%, 09/25/2026	40	40
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 08/04/2022	45	45
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
4.702%, VAR LIBOR+3.000%, 11/03/2024	50	50
Athenahealth, Inc., Term B Loan, 1st Lien
6.401%, VAR LIBOR+4.500%, 02/11/2026	90	89
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
5.460%, VAR LIBOR+3.750%, 12/06/2025	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
3.474%, VAR LIBOR+1.750%, 01/15/2025	$39	$39
Berry Plastics, Term Loan, 1st Lien
3.758%, 10/01/2022	40	40
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.656%, 09/30/2024	10	10
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
4.313%, VAR LIBOR+2.500%, 08/15/2025	11	11
4.250%, VAR LIBOR+2.500%, 08/15/2025	9	9
Caesars Entertainment Op Co Inc, Term Loan B
3.702%, VAR LIBOR+2.000%, 10/07/2024	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 12/23/2024	47	47
CBS Radio Inc, Term Loan B
4.452%, VAR LIBOR+0.038%, 11/18/2024	32	32
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 03/01/2024	92	92
Charter Communications, Term Loan, 1st Lien
3.450%, 04/30/2025	98	98
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.952%, VAR LIBOR+2.250%, 04/18/2024	18	18
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
4.327%, VAR LIBOR+2.500%, 04/15/2027	10	10
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.702%, VAR LIBOR+4.000%, 08/07/2026 (E)	80	79
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
3.710%, VAR LIBOR+2.000%, 09/12/2025	38	38

12	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Edelman Financial Center, Term Loan B
4.972%, VAR LIBOR+3.250%, 07/21/2025	$30	$30
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
4.854%, 12/02/2024	20	20
Focus Financial Partners, Term Loan, 1st Lien
4.202%, 07/03/2024 (E)	30	30
Four Seasons Holdings, Inc., 1st Lien
3.702%, 11/30/2023	19	20
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.660%, VAR LIBOR+4.750%, 10/23/2026	20	20
Genesee & Wyoming Inc., Term Loan, 1st Lien
0.000%, 11/06/2026 (E)	30	30
Golden Nugget, Inc., Initial Term Loan B
4.716%, VAR LIBOR+0.070%, 10/04/2023	11	11
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
4.677%, VAR LIBOR+0.070%, 10/04/2023	23	23
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.765%, VAR LIBOR+2.000%, 11/08/2027	50	50
Hilton Worldwide Finance LLC, Term Loan
3.458%, 06/22/2026	62	63
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
5.781%, VAR LIBOR+4.000%, 05/01/2026	34	34
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
5.682%, VAR LIBOR+3.750%, 11/27/2023	20	20
Intrawest, Term Loan B-1
4.452%, VAR LIBOR+2.750%, 07/31/2024	40	40
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 08/18/2022	52	52
Jane Street Group, LLC, Dollar Term Loan (2018), 1st Lien
4.702%, VAR LIBOR+3.000%, 08/25/2022	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Level 3 Financing, Inc., Tranche B, Term Loan
4.036%, VAR LIBOR+0.030%, 02/22/2024	$96	$96
LifePoint Health, Term Loan, 1st Lien
6.202%, 11/16/2025	99	100
LPL Holdings, Inc., Term Loan
3.450%, 11/12/2026	7	7
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 06/21/2024	1	1
McAfee, LLC, Term B USD Loan
5.452%, 09/30/2024	90	90
MGM Growth Properties Operating Partnership, Term B Loan, 1st Lien
3.702%, VAR ICE LIBOR USD 3 Month+0.038%, 04/25/2023	82	82
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.208%, 01/30/2023	8	7
4.202%, 01/30/2023	22	21
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.854%, VAR LIBOR+0.088%, 06/07/2023	77	73
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 06/19/2026	90	90
Numericable U.S. LLC, Term Loan, 1st Lien
5.453%, VAR LIBOR+3.688%, 01/31/2026	50	49
Option Care Health, Inc., Term B Loan, 1st Lien
6.202%, VAR LIBOR+4.500%, 08/06/2026	40	39
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.202%, VAR LIBOR+3.500%, 04/30/2026	50	50
Party City Holdings Inc., 2018 Replacement Term Loan
4.210%, 08/19/2022	12	11
PCI Gaming Authority, Term B Facility Loan, 1st Lien
4.702%, VAR LIBOR+2.500%, 05/29/2026	36	36
Phoenix Guarantor Inc., Initial Term Loan, 1st Lien
6.270%, VAR LIBOR+4.500%, 03/05/2026	60	60

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
5.035%, 09/23/2026	$74	$73
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 02/05/2023	72	72
RPI Finance Trust, Initial Term Loan B-6
3.702%, VAR Prime Rate by Country+0.025%, 03/27/2023	46	47
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 08/14/2024	73	73
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.202%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
0.000%, VAR LIBOR+4.500%, 11/20/2026 (E)	100	100
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+2.500%, 02/02/2024	19	18
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.210%, VAR LIBOR+0.075%, 06/08/2023	13	13
TKC Holdings, Inc. Term Loan B
5.460%, VAR LIBOR+3.750%, 02/01/2023	20	19
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
3.452%, VAR LIBOR+1.750%, 11/13/2026	26	26
UFC Holdings, LLC, Term Loan, 1st Lien
4.960%, VAR LIBOR+3.250%, 04/29/2026	60	60
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
4.452%, VAR LIBOR+2.750%, 03/15/2024	52	51
VFH Parent LLC, Initial Term Loan, 1st Lien
5.632%, VAR LIBOR+3.500%, 03/01/2026 (E)	10	10
Virgin Media Bristol LLC, N Facility, 1st Lien
4.265%, VAR LIBOR+2.500%, 01/04/2028	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
3.452%, VAR LIBOR+1.750%, 04/29/2023	$29	$29
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.265%, VAR LIBOR+2.500%, 04/15/2025	90	90

Total Loan Participations (Cost $3,072) ($ Thousands)		3,058

MUNICIPAL BONDS — 0.9%
California — 0.3%
California State, GO
7.500%, 04/01/2034	280	426

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	462

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	338

Total Municipal Bonds (Cost $1,229) ($ Thousands)		1,327

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
2.125%, 02/11/2020	30	30
1.670%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	180	180
FHLB DN
1.851%, 01/23/2020 (C)	350	349

Total U.S. Government Agency Obligations (Cost $559) ($ Thousands)		559

14	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.2%
Santander
2.071%, 01/07/2020 (C)	$290	$289

Total Commercial Paper (Cost $289) ($ Thousands)		289

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	2,825,024	2,825

Total Cash Equivalent (Cost $2,825) ($ Thousands)		2,825

Total Investments in Securities — 101.9% (Cost $147,102) ($ Thousands)		$153,176

	Contracts
PURCHASED OPTIONS* — 0.0%

Total Purchased Options (F) (Cost $34) ($ Thousands)	760,070	$24

WRITTEN OPTIONS* — 0.0%

Total Written Options (F) (Premiums Received $35) ($ Thousands)	(84)	$(30)

A list of the open options contracts held by the Fund at November 30, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2019, USD Put AUD Call*	760,000	$1,124	$0.70	12/21/19	$–
January 2020, U.S. Bond Future Option*	35	5,564	156.00	12/21/19	12

		6,688			12

Call Options
January 2020, U.S. Bond Future Option*	35	5,564	162.00	12/21/19	12

Total Purchased Options		$12,252			$24

WRITTEN OPTIONS — 0.0%
Put Options
January 2020, U.S. 10-Year Future Option*	(24)	$(3,105)	129.50	12/21/19	$(15)

Call Options
January 2020, U.S. 10-Year Future Option*	(27)	(3,493)	131.50	12/21/19	(2)
January 2020, U.S. 10-Year Future Option*	(24)	(3,104)	129.50	12/21/19	(12)

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
March 2020, U.S. 10-Year Future Option *	(9)	$(1,164)	$133.50	02/22/20	$(1)

		(7,761)			(15)

Total Written Options		$(10,866)			$(30)

A list of the open futures contracts held by the Fund at November 30, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	5	Mar-2021	$1,218	$1,232	$14
U.S. 10-Year Treasury Note	56	Mar-2020	7,256	7,244	(12)
U.S. 2-Year Treasury Note	7	Apr-2020	1,511	1,509	(2)
U.S. 5-Year Treasury Note	(84)	Apr-2020	(10,005)	(9,993)	12
U.S. Long Treasury Bond	10	Mar-2020	1,598	1,590	(8)
U.S. Ultra Long Treasury Bond	30	Mar-2020	5,628	5,632	4
Ultra 10-Year U.S. Treasury Note	(9)	Mar-2020	(1,284)	(1,280)	4

			$5,922	$5,934	$12

A list of the open forward foreign currency contracts held by the Fund at November 30, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/17/20	USD	154	ZAR	2,370	$7
Citigroup	01/17/20	USD	170	AUD	254	1
Citigroup	01/17/20	USD	482	GBP	385	17
Citigroup	01/17/20	USD	371	EUR	336	1
Citigroup	01/17/20	USD	281	EUR	250	(4)
Citigroup	01/17/20	USD	721	INR	51,986	1
Citigroup	01/17/20	USD	904	RUB	58,693	3
Citigroup	01/17/20	USD	1,096	IDR	15,760,196	17
Citigroup	01/17/20	USD	1,176	BRL	4,920	(15)
Citigroup	01/17/20	EUR	1,567	USD	1,755	21
Citigroup	01/17/20	USD	2,238	CAD	2,954	(13)
Citigroup	01/17/20	CNY	2,862	USD	400	(7)
Citigroup	01/17/20	PHP	32,016	USD	616	(14)

						$15

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS.CDX.NA.HY.33	Sell	5.00%	Quarterly	12/20/2024	(665)	$48	$48	$–
CDS.CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(2,625)	65	50	15

						$113	$98	$15

16	SEI Catholic Values Trust / Quarterly Report / November 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.35%	FEDL01 FLOATING	Annually	09/15/2021	USD	2,107	$–	$–	$–
1.25%	1 DAY USD	Annually	06/30/2026	USD	2,745	21	(3)	24
1.55%	SD LIBOR BBA	Quarterly	06/30/2026	USD	1,091	4	3	1
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	945	(189)	11	(201)
1.85%	SD LIBOR BBA	Quarterly	11/15/2044	USD	1,329	9	3	7
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	164	2	–	2
1.65%	3-MONTH USD - LIBOR	Quarterly	08/23/2049	USD	580	32	(2)	34

						$(121)	$12	$(133)

Percentages are based on net assets of $150,239 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $23,862 ($ Thousands), representing 15.9% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(E)	Unsettled bank loan. Interest rate may not be available.

(F)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan Onshore

DAC — Designated Activity Company

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PHP — Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	58,849	–	58,849
Corporate Obligations	–	46,616	–	46,616
U.S. Treasury Obligations	–	24,292	–	24,292
Asset-Backed Securities	–	12,102	–	12,102
Sovereign Debt	–	3,259	–	3,259
Loan Participations	–	3,058	–	3,058
Municipal Bonds	–	1,327	–	1,327
U.S. Government Agency Obligations	–	559	–	559
Commercial Paper	–	289	–	289
Cash Equivalent	2,825	–	–	2,825

Total Investments in Securities	2,825	150,351	–	153,176

SEI Catholic Values Trust / Quarterly Report / November 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Catholic Values Fixed Income Fund (Continued)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	24	–	–	24
Written Options	(30)	–	–	(30)
Futures Contracts*
Unrealized Appreciation	34	–	–	34
Unrealized Depreciation	(22)	–	–	(22)
Forwards Contracts*
Unrealized Appreciation	–	68	–	68
Unrealized Depreciation	–	(53)	–	(53)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	15	–	15
Unrealized Depreciation	–	–	–	–
Interest Rate Swaps*
Unrealized Appreciation	–	68	–	68
Unrealized Depreciation	–	(201)	–	(201)

Total Other Financial Instruments	6	(103)	–	(97)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of November 30, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $3.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$112,918	$112,918
Maximum potential amount of future payments	—	—	—	3,290,000	3,290,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$—	$2,625,000	$—	$2,625,000
101 - 200	—	—	—	—	—	—
201 -300	—	—	—	—	—	—
301 -400	—	—	—	665,000	—	665,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$—	$3,290,000	$—	$3,290,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value at 2/28/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,772	$ 50,380	$ (54,327)	$ —	$ —	$ 2,825	2,825,024	$ 67	$ —

18	SEI Catholic Values Trust / Quarterly Report / November 30, 2019